Goodwill and Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Indefinite-Lived Intangible Assets
The Company’s indefinite-lived intangible assets as of June 30, 2023 and 2022 were as follows:

	As of June 30,
	2023	2022
Trademarks	$61,881	$61,881
Photographic related rights	1,920	1,920

Total indefinite-lived intangible assets	$63,801	$63,801

Finite-Lived Intangible Assets
The Company’s intangible assets subject to amor
tizati
on are as follows:

June 30, 2023	Gross	Accumulated Amortization	Net
Other intangibles (a)	$4,217	$(4,217)	$—

Total amortizable intangible assets	$4,217	$(4,217)	$—

June 30, 2022	Gross	Accumulated Amortization	Net
Trade names (b)	$2,530	$(2,169)	$361
Festival rights (b)	8,080	(6,926)	1,154
Other intangibles	4,217	(4,094)	123

Total amortizable intangible assets	$14,827	$(13,189)	$1,638

(a)	The Other intangibles were fully amortized.
(b)
On December 2, 2022, the Company completed the BCE Disposition (see Note 3. Dispositions) which resulted in a reduction of gross assets and accumulated amortization related to festival rights and trade names, associated with the BCE Disposition.